Financing Arrangements (Tables)	6 Months Ended
Jun. 30, 2020
Debt Instrument [Line Items]
Carrying Values of Borrowings
As of June 30, 2020 and December 31, 2019, the carrying values of the Company’s borrowings were as follows (in millions):

				Carrying Value as of
Instrument	Date of Issuance	Maturity Date	Elected Interest Rate	June 30, 2020	December 31, 2019
First Lien Term Loan	February 1, 2019	February 1, 2026	LIBOR + 3.75%	$743.7	$841.6
First Lien Revolver	February 1, 2019	February 1, 2024	LIBOR + 3.50%	—	—
Second Lien Term Loan	February 1, 2019	February 1, 2027	LIBOR + 8.50%	—	361.7
Total Carrying Value of Debt				$743.7	$1,203.3
less current portion				—	(8.7)
Total Long Term Debt				$743.7	$1,194.6

Expected Future Principal Payments for Borrowings
The expected future principal payments for all borrowings as of June 30, 2020 is as follows (in millions):

		Contractual Maturity	Discounts and Issuance Costs	As Presented
For the year ended December 31,	2020	$—	$(1.2)	$(1.2)
	2021	—	(2.6)	(2.6)
	2022	—	(2.7)	(2.7)
	2023	—	(2.9)	(2.9)
	2024	—	(3.1)	(3.1)
	Thereafter	756.4	(0.2)	756.2
		$756.4	$(12.7)	$743.7

DiscoverOrg Holdings
Debt Instrument [Line Items]
Carrying Values of Borrowings
As of December 31, 2019 and 2018, the carrying values of the Company’s borrowings were as follows (in millions):

Instrument	Date of Issuance	Maturity Date	Elected Interest Rate	Carrying value as of December 31, 2019	Carrying value as of December 31, 2018
First Lien Term Loan	February 2019	February 2026	LIBOR + 4.5%	$841.6	$—
First Lien Revolver	February 2019	February 2024	n/a	—	—
Second Lien Term Loan	February 2019	February 2027	LIBOR + 8.5%	361.7	—
Antares First Lien Term Loan	August 2017	August 2023	LIBOR + 4.5%	—	368.6
Goldman Second Lien Term Loan	February 2016	February 2024	LIBOR + 8.5%	—	147.4
Subordinated Term Loan	September 2017	September 2024	LIBOR + 12.5%	—	117.7
Total Carrying Value of Debt				$1,203.3	$633.7
less current portion				(8.7)	(1.9)
Total Long Term Debt				$1,194.6	$631.8

Expected Future Principal Payments for Borrowings
The expected future principal payments for all borrowings as of December 31, 2019 is as follows (in millions):

		Contractual Maturity	Discounts and Issuance Costs	As Presented
For the year ended December 31,	2020	$8.7	$(5.3)	$3.4
	2021	8.7	(5.8)	2.9
	2022	8.7	(6.3)	2.4
	2023	8.7	(3.8)	4.9
	2024	8.7	(3.8)	4.9
	Thereafter	1,185.0	(0.2)	1,184.8
		$1,228.5	$(25.2)	$1,203.3